TAXES	12 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
TAXES

NOTE 10 – TAXES

(a)	Corporate Income Taxes

The difference between the amount of the provision for income taxes and the amount computed by multiplying income before income taxes by the statutory Canadian tax rate is reconciled as follows:

	For the year ended March 31,
	2025	2024
(Loss) income before tax	$(16,291,116)	$1,541,458
Statutory Canadian tax rate	26.5%	26.5%
Income tax (credit) expenses based on statutory tax rate	(4,317,146)	408,486
Difference on tax rates	-	(1,136,748)
Change in estimate	925,993	1,220,106
Share issuance costs	(161,082)	(624,516)
Change in valuation allowance	854,706	822,602
Non-deductible expenses	2,798,430	(115,721)
Income tax expenses (recovery)	$100,902	$574,209

The provision for income tax consists of the following:

	For the year ended March 31,
	2025	2024
Current income tax – Canada	$960	$-
Deferred income tax – Canada	99,942	574,209
Total income tax expenses	$100,902	$574,209

Deferred income taxes reflect the net effects of temporary difference between the carrying
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unts of assets and liabilities for financial statement purposes and the amounts used for income tax purposes. As of March 31, 2025 and 2024, the Company had deferred tax assets of $nil and $105,334, and deferred tax liabilities of $120,658 and $126,052, respectively, which were mainly derived from the temporary difference from the intangible asset and other temporary differences.

The components of deferred tax assets as of March 31, 2025 and 2024 consist of the following:

	March 31, 2025	March 31, 2024

Deferred tax assets:
Loss carried forward to future years*	$2,370,600	$2,032,360
Property, plant and equipment	14,281	782
Deferred financing costs	282,458	527,431
Lease liability	-	11,072
Valuation allowance	(2,250,662)	(1,395,957)
Total deferred tax assets	$416,677	$1,175,688

Deferred tax liabilities:
Intangible assets	$(120,658)	$(126,052)
Property, plant and equipment	(416,677)	(1,059,282)
Right of use assets	-	(11,072)
Total deferred tax liabilities	$(537,335)	$(1,196,406)
Deferred tax assets	-	105,334
Deferred tax liabilities, net	$(120,658)	$(126,052)

*
As of March 31, 2025, the Company has non-capital loss of $16,285,283, resulting of deferred tax asset of $2,370,600. The above non-capital loss will expire from March 31, 2040 to 2046, and the Company has provided a valuation allowance of $2,250,662 on the deferred tax assets. As of March 31, 2024, the Company has non-capital loss of $10,554,279, resulting of deferred tax asset of $2,032,360. The above non-capital loss will expire from March 31, 2040 to 2044, and the Company has provided a valuation allowance of $1,395,957 on the deferred tax assets.

The Company regularly assesses the need for a valuation allowance against its deferred tax assets. In making that assessment, the Company considers both positive and negative evidence related to the likelihood of realization of the deferred tax assets to determine, based on the weight of available evidence, whether it is more likely than not that some or all the deferred tax assets will be realized.

The Company’s taxes payable consist of the following:

	March 31, 2025	March 31, 2024

Corporate income tax payable	$1,202,933	$1,399,244

As of March 31, 2025 and 2024, the Company had accrued income tax liabilities of approximately $1.2 million and $1.4 million respectively.

As of March 31, 2025 and 2024, total of $nil and $nil interest and penalty was recognized in the consolidated statements of income and comprehensive income.

(b) Other Taxes Payable

The Company’s taxes payable consists of the following:

	March 31, 2025	March 31, 2024

Other tax payable	$922,888	$616,358

As of March 31, 2025 and 2024, the Company had accrued other tax liabilities of approximately $0.9 million and $0.6 million, respectively, mostly related to the unpaid GST/HST.

As of March 31, 2025 and 2024, total of $nil and $nil interest and penalty was recognized in the consolidated statements of income and comprehensive income.

(c) Tax years that remain subject to Examination

The Company is subject to ongoing examination by tax authorities in the Canadian jurisdictions in which it operates. The Company has open tax years for Canada from 2018 to 2025, including both federal and provincial jurisdiction, as applicable. The Company regularly assesses the status of these examinations and the potential for adverse outcomes to determine the adequacy of the provision for income taxes, as well as the provisions for indirect and other taxes and related penalties and interest.